Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Contract Liabilities
Schedule of contract liabilities by classification

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Customer advance deposits	45,482	33,508
Unearned revenue	1,645	4,217
Total current contract liabilities	47,127	37,727
Non-current liabilities
Customer advance deposits	—	847
Unearned revenue	5,798	1,384
Total non-current contract liabilities	5,798	2,231
Total contract liabilities	52,925	39,958